Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 0	$ 1,310,312	$ 3,253,385
Total vessel revenues	21,081,840	22,394,283	22,304,613
Trade accounts receivable, net	69,900	416,300
Deferred liabilities	768,785	984,000
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 19,013,061	14,315,299	3,439,356
Time Charter [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	1 month
Time Charter [Member] | Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	12 months
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 0	1,310,312	3,253,385
Trade accounts receivable, net	0	0
Deferred assets	0	0
Deferred liabilities	0	0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 2,068,779	$ 6,768,672	$ 15,611,872
Pool [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months